LEGG MASON CHARLES STREET TRUST, INC.
             Batterymarch U.S. Small Capitalization Equity Portfolio

               Supplement dated November 5, 2002 to the Statement
                 of Additional Information dated August 1, 2002

         The tables of directors and officers, their share ownership, and their compensation found in the "Management of the Portfolio" section beginning on Page 24 of the Statement of Additional Information ("SAI") are replaced in their entirety with the following. You should retain this Supplement with your SAI for future reference.

                                   * * * * *

         The table below provides information about the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

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                                              Term of
                                            Office and      Number of
                           Position(s)       Length of      Funds in           Other
    Name and Age          Held With the     Time Served   Fund Complex     Directorships            Principal Occupation(s)
                            Portfolio           (1)         Overseen           Held               During the Past Five Years
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INDEPENDENT DIRECTORS:
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

Gilmore, Richard G.        Director          Since 2001     Director/      None               Retired.  Trustee of Pacor Settlement
Age 75                                                      Trustee of                        Trust, Inc. since 1990. Formerly:
                                                            all Legg                          Director of CSS Industries, Inc.
                                                            Mason funds                       (diversified holding company that
                                                            consisting                        makes seasonal decorative products);
                                                            of 23                             Senior Vice President, Chief Financial
                                                            portfolios.                       Officer and Director of PECO Energy
                                                                                              Co., Inc. (now Exelon Corporation).
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Lehman, Arnold L.          Director          Since 2001     Director/      None               Director of The Brooklyn Museum of Art
Age 58                                                      Trustee of                        since 1997.  Formerly: Director of The
                                                            all Legg                          Baltimore Museum of Art (1979-1997).
                                                            Mason funds
                                                            consisting
                                                            of 23
                                                             portfolios.

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Masters, Robin J.W.        Director          Since 2002     Director/      None               Retired.  Director of The Family
Age 46                                                      Trustee of                        Learning Centre (non-profit) since
                                                            all Legg                          1996; Director of Bermuda SMARTRISK
                                                            Mason funds                       (non-profit) since 2001.  Formerly:
                                                            consisting                        Chief Investment Officer of ACE
                                                            of 23                             Limited (insurance).
                                                            portfolios.

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McGovern, Jill E.          Director          Since 2001     Director/      None               Chief Executive Officer of The Marrow
Age 58                                                      Trustee of                        Foundation since 1993.  Formerly:
                                                            all Legg                          Executive Director of the Baltimore
                                                            Mason funds                       International Festival (1991 - 1993);
                                                            consisting                        Senior Assistant to the President of
                                                            of 23                             The Johns Hopkins University
                                                            portfolios.                       (1986-1990).
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

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                                              Term of
                                            Office and      Number of
                           Position(s)       Length of      Funds in           Other
    Name and Age          Held With the     Time Served   Fund Complex     Directorships            Principal Occupation(s)
                            Portfolio           (1)         Overseen           Held               During the Past Five Years
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Mehlman, Arthur S.         Director          Since 2002     Director/      None               Retired.  Director of Maryland
Age 60                                                      Trustee of                        Business Roundtable for Education
                                                            all Legg                          (non-profit); Director of University
                                                            Mason funds                       of Maryland Foundation (non-profit);
                                                            consisting                        Director of University of Maryland
                                                            of 23                             College Park Foundation (non-profit)
                                                            portfolios.                       since 1998.  Formerly:  Partner, KPMG
                                                                                              LLP (international accounting firm).
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O'Brien, G. Peter          Director          Since 2001     Director/      Director of the    Trustee of Colgate University and
Age 56                                                      Trustee of     Royce Family of    President of Hill House, Inc.
                                                            all Legg       Funds consisting   (residential home care).  Formerly:
                                                            Mason funds    of 17              Managing Director, Equity Capital
                                                            consisting     portfolios;        Markets Group of Merrill Lynch & Co.
                                                            of 23          Director of        (1971-1999).
                                                            portfolios.    Renaissance
                                                                           Capital
                                                                           Greenwich Funds;
                                                                           Director of
                                                                           Pinnacle
                                                                           Holdings, Inc.
                                                                           (wireless
                                                                           communi-cations).
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Rowan, S. Ford             Director          Since 2002     Director/      None               Consultant, Rowan & Blewitt Inc.
Age 59                                                      Trustee of                        (management consulting); Adjunct
                                                            all Legg                          Professor, George Washington
                                                            Mason funds                       University since 2000; Director of
                                                            consisting                        Santa Fe Institute (scientific
                                                            of 23                             research institute) since 1999 and
                                                            portfolios.                       Annapolis Center for Science-Based
                                                                                              Public Policy since 1995.
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INTERESTED DIRECTORS:
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Curley Jr., John F.        Chairman and      Since 2001     Chairman and   None               Director and/or officer of various
Age 63                     Director                         Director/                         Legg Mason affiliates.  Formerly:
                                                            Trustee of                        Vice Chairman and Director of Legg
                                                            all Legg                          Mason, Inc. and Legg Mason Wood
                                                            Mason funds                       Walker, Incorporated; Director of Legg
                                                            consisting                        Mason Fund Adviser, Inc. and Western
                                                            of 23                             Asset Management Company (each a
                                                            portfolios.                       registered investment adviser).
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                                              Term of
                                            Office and      Number of
                           Position(s)       Length of      Funds in           Other
    Name and Age          Held With the     Time Served   Fund Complex     Directorships            Principal Occupation(s)
                            Portfolio           (1)         Overseen           Held               During the Past Five Years
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Fetting, Mark R. (2)       President and     Since 2001     Director/      Director of the    Executive Vice President of Legg
Age 47                     Director                         Trustee of     Royce Family of    Mason, Inc., director and/or officer
                                                            all Legg       Funds consisting   of various other Legg Mason affiliates
                                                            Mason funds    of 17 portfolios.  since 2000.  Formerly: Division
                                                            consisting                        President and Senior Officer of
                                                            of 23                             Prudential Financial Group, Inc. and
                                                            portfolios.                       related companies, including fund
                                                                                              boards and consulting services to
                                                                                              subsidiary companies from 1991 to
                                                                                              2000; Partner, Greenwich Associates;
                                                                                              Vice President, T. Rowe Price Group,
                                                                                              Inc.
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EXECUTIVE OFFICERS:
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Duffy, Marc R. (2)         Vice President    Since 2000     Vice           None               Vice President and Secretary of Legg
Age 44                     and Secretary                    President                         Mason Fund Adviser, Inc. since 2000;
                                                            and                               Associate General Counsel of Legg
                                                            Secretary of                      Mason Wood Walker, Incorporated since
                                                            all Legg                          1999.  Formerly: Senior Associate,
                                                            Mason funds                       Kirkpatrick & Lockhart LLP (1996
                                                            consisting                        -1999); Senior Counsel, Securities and
                                                            of 23                             Exchange Commission, Division of
                                                            portfolios.                       Investment Management (1989 -1995).
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Karpinski, Marie K.        Vice President    Since 1998     Vice           None               Vice President and Treasurer of Legg
Age 53 (2)                 and Treasurer                    President                         Mason Fund Adviser, Inc. and Western
                                                            and                               Asset Funds, Inc.; Treasurer of
                                                            Treasurer of                      Pacific American Income Shares, Inc.
                                                            all Legg                          and Western Asset Premier Bond Fund.
                                                            Mason funds
                                                            consisting
                                                            of 23
                                                            portfolios.
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

(1) Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

(2) Officers of the Corporation are interested persons as defined in the 1940 Act.

         Mr. Curley and Mr. Fetting are considered to be interested persons of the Corporation, as defined in the 1940 Act, on the basis of their employment with the Portfolio's investment adviser or its affiliated entities (including the Portfolio's principal underwriter) and Legg Mason, Inc., the parent holding company.

         The following table shows each director's ownership of shares of the Portfolio and of all the Legg Mason funds served by the director as of December 31, 2001:

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                              Dollar Range of            Aggregate Dollar Range
                           Equity Securities in            of Shares in the
                          Batterymarch U.S. Small          Legg Mason Funds
Name of Director      Capitalization Equity Portfolio      Owned by Director

--------------------------------------------------------------------------------
Curley Jr., John F.                        None                   Over $100,000
--------------------------------------------------------------------------------
Fetting, Mark R. *                         None                            None
--------------------------------------------------------------------------------
Gilmore, Richard G.                        None                   Over $100,000
--------------------------------------------------------------------------------
Lehman, Arnold L.                          None                   Over $100,000
--------------------------------------------------------------------------------
Masters, Robin J.W.                        None                            None
--------------------------------------------------------------------------------
McGovern, Jill E.                          None                   Over $100,000
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Mehlman, Arthur S.                         None                            None
--------------------------------------------------------------------------------
O'Brien, G. Peter                          None                   Over $100,000
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Rowan, S. Ford *                           None                            None
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*        As of August 9, 2002, the aggregate  dollar range of Mr.  Fetting's and
         Mr. Rowan's share ownership in the Legg Mason funds was over $100,000 each.

         Officers and directors who are interested persons of the Corporation (as defined in the 1940 Act) receive no salary or fees from the Corporation. Each director who is not an interested person of the Corporation ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the Corporation as of December 31 of the previous year.

         The following table provides certain information relating to the compensation of the Corporation's directors. None of the Legg Mason funds has any retirement plan for its directors.

================================================================================
                                                           Total Compensation
                                                             From Corporation
                              Aggregate Compensation         and Fund Complex
Name of Person And Position         From Corporation*       Paid to Directors**
--------------------------------------------------------------------------------
John F. Curley, Jr.
Chairman of the Board and Director           None                        None
--------------------------------------------------------------------------------
Mark R. Fetting
Director                                     None                        None
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Richard G. Gilmore
Director                                     $900                     $43,200
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Arnold L. Lehman
Director                                     $900                     $43,200
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Robin J.W. Masters ****
Director                                     None                        None
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Jill E. McGovern
Director                                     $900                     $43,200
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Arthur S. Mehlman ****
Director                                     None                        None
--------------------------------------------------------------------------------
G. Peter O'Brien ***
Director                                     $900                     $47,975
--------------------------------------------------------------------------------
S. Ford Rowan ****
Director                                     None                        None
================================================================================

* Represents compensation paid to each director for the fiscal year ended March 31, 2002.

** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2001. There are 12 open-end investment companies in the Legg Mason funds, consisting of 23 funds.

*** The total compensation paid to Mr. O'Brien reflects compensation paid by the Legg Mason funds and the Royce Funds, consisting of 17 portfolios.

****  Elected to the board of the Corporation on October 24, 2002.


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